CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (49,334,578)	$ (7,741,671)	¥ (10,607,538)	¥ (9,733,041)
Adjustments to reconcile net loss to net cash used in operating activities:
Sharebased compensation	24,654,583	3,868,842	3,413,292	3,140,016
Depreciation and amortization	6,045,283	948,637	5,269,089	4,011,688
Allowances for credit losses	1,260,356	197,777	684,795	679,097
Interest income and investment loss (income), net	263,814	41,398	(2,634,106)	571,207
Impairment loss for equity investments accounted for using Measurement Alternative			1,022,098	1,450,840
Loss from equity method investments, net	475,851	74,671	1,057,427	979,177
Loss on disposal of property and equipment, net and other assets	289,677	45,457	81,780	43,249
Impairment of goodwill and intangible assets	2,789,321	437,705
Impairment of property and equipment and other assets	2,303,403	361,454	896,071	125,013
Deferred income taxes, net	(391,477)	(61,431)	(473,704)	(493,243)
Foreign exchange loss (gain)	(116,289)	(18,248)	(1,055,139)	166,393
Accretion of discount on shortterm and longterm borrowings and others	114,864	18,025	52,759	11,172
Changes in operating assets and liabilities:
Accounts and notes receivable	(713,034)	(111,891)	(477,036)	(1,182,810)
Amounts due from related parties	68,372	10,729	(59,699)	12,133
Prepayments, receivables and other current assets	(777,739)	(122,044)	(903,360)	(629,341)
Operating lease right-of-use assets	96,318	15,114	(507,201)	(1,424,107)
Other non-current assets	(1,152,538)	(180,858)	112,286	(280,324)
Accounts and notes payable	(1,080,270)	(169,518)	1,225,952	249,902
Amounts due to related parties	(42,561)	(6,679)	194,498	54,238
Deferred revenue and customer advances	(366,141)	(57,456)	195,672	261,278
Accrued expenses and other current liabilities	2,343,141	367,690	3,141,307	2,065,146
Operating lease liabilities	(139,512)	(21,892)	484,165	1,366,340
Other non-current liabilities	(4,704)	(740)	24,214	627
Net cash provided by (used in) operating activities	(13,413,860)	(2,104,929)	1,137,622	1,444,650
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(6,620,191)	(1,038,852)	(5,799,097)	(2,252,488)
Proceeds from disposal of property and equipment and intangible assets	187,259	29,385	8,950	4,470
Purchase of long-term investments	(2,006,985)	(314,940)	(775,455)	(2,770,855)
Proceeds from disposal of longterm investments	3,381,019	530,556	45,828	120,685
Purchase of investment securities and other investments	(21,513,993)	(3,376,015)	(2,974,779)	(1,331,482)
Proceeds from disposal of investment securities and other investments	88,868	13,945	6,740,451	2,258,896
Purchase of shortterm investments	(12,945,705)	(2,031,464)	(68,645,911)	(54,033,523)
Proceeds from maturities of shortterm investments	37,778,943	5,928,341	71,021,617	51,623,822
Loan receivable originated from related parties	(389,988)	(61,198)
Cash received from loan repayments of related parties	6,106,358	958,221
Loan receivable originated from third parties	(15,063,874)	(2,363,851)	(6,496,009)	(5,972,090)
Cash received from loan repayments of third parties	12,736,307	1,998,604	4,928,082	6,201,787
De-consolidation of Chengxin	(593,334)	(93,107)
Net cash provided by (used in) investing activities	1,144,684	179,625	(1,946,323)	(6,150,778)
Cash flows from financing activities:
Proceeds from short-term borrowings and long-term borrowings.	7,871,821	1,235,261	7,009,277	1,490,571
Repayments of short-term borrowings and long-term borrowings	(7,235,716)	(1,135,442)	(976,886)	(2,053,143)
Repurchase of non-controlling interest	(20,000)	(3,138)
Proceeds from issuance of convertible preferred shares, net of issuance cost				3,569,189
Proceeds from issuance of ordinary shares upon initial public offering, net of issuance cost	28,033,106	4,399,006
Proceeds from issuance of convertible redeemable non-controlling interest and convertible non-controlling interest, net of issuance cost	9,192,838	1,442,557	3,280,069
Repurchase of convertible preferred shares and ordinary shares	(206,169)	(32,352)	(12,389)	(199,655)
Taxes paid related to net exercise of share options	(2,375,663)	(372,793)	(14,110)
Capital injection from non-controlling interests shareholders				144,800
Other financing activities	(68,735)	(10,786)	(11,911)
Net cash provided by financing activities	35,191,482	5,522,313	9,274,050	2,951,762
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(571,973)	(89,755)	(514,434)	510,824
Net increase (decrease) in cash and cash equivalents and restricted cash	22,350,333	3,507,254	7,950,915	(1,243,542)
Cash and cash equivalents at the beginning of the year	19,372,084	3,039,903	12,790,790	14,462,888
Restricted cash at the beginning of the year	2,258,655	354,432	889,034	460,478
Cash and cash equivalents and restricted cash at the beginning of the year	21,630,739	3,394,335	13,679,824	14,923,366
Cash and cash equivalents at the end of the year	43,429,717	6,815,070	19,372,084	12,790,790
Restricted cash at the end of the year	551,355	86,519	2,258,655	889,034
Cash and cash equivalents and restricted cash at the end of the year	43,981,072	6,901,589	21,630,739	13,679,824
Supplemental disclosure of cash flow information
Cash paid for interest expenses	(251,853)	(39,521)	(88,149)	(82,910)
Cash paid for income tax expenses	(331,488)	(52,018)	(158,082)	(118,078)
Supplemental schedule of non-cash investing and financing activities
Changes in payables related to property and equipment and intangible assets	¥ 1,048,022	$ 164,458	¥ 1,732,222	¥ 585,956